Transactions with related parties	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties
Disclosure of transactions between related parties [text block]

47 Transactions with related parties

In the ordinary course of its business, Eni enters into transactions regarding:

(a)	exchange of goods, provision of services and financing with joint ventures, associates and non-consolidated subsidiaries;
(b)	exchange of goods and provision of services with entities controlled by the Italian Government;
(c)	exchange of goods and provision of services with companies related to Eni SpA through members of the Board of Directors. Most of these transactions are exempt from the application of the Eni internal procedure of Eni “Transactions involving interests of Directors and Statutory Auditors and transactions with related parties” pursuant to the Consob Regulation, since they relate to ordinary transactions conducted at market or standard conditions, or because under the materiality threshold provided for by the procedure. The solely non-exempted transaction, that was positively examined and valued in application of the procedure, concerned branding and advertising services (for an amount of lower than €1 million) conducted with Vodafone Italia SpA related to Eni SpA through of a member of the Board of Directors; and
(d)	contributions to entities with a non-company form referable to Eni with the aim to develop solidarity, culture and research initiatives. In particular these related to: (i) Eni Foundation established by Eni as a non-profit entity with the aim of pursuing exclusively solidarity initiatives in the fields of social assistance, health, education, culture and environment, as well as research and development; and (ii) Eni Enrico Mattei Foundation established by Eni with the aim of enhancing, through studies, research and training initiatives, knowledge in the fields of economics, energy and environment, both at the national and international level.

Transactions with related parties were conducted in the interest of Eni companies and, with exception of those with entities whose aim is to develop charitable, cultural and research initiatives, are related to the ordinary course of Eni’s business.

Trade and other transactions with related parties

(€ million)	December 31, 2017			2017
	Receivables and other assets	Payables and other liabilities	Guarantees	Costs			Revenues			Other operating (expense)
Name				Goods	Services	Other	Goods	Services	Other	income
Joint ventures and associates
Petrobel Belayim Petroleum Co	86	1,205			3,168			8
Coral FLNG SA	20	4	1,094					26	2
Saipem Group	63	76	7,270		450		5	30	9
Karachaganak Petroleum Operating BV	36	121		652	295	4
Mellitah Oil & Gas BV	5	220		34	461			2
Agiba Petroleum Co	1	83			142
Unión Fenosa Gas SA			57	1		2	202			28
Other(*)	84	22		26	113	1	82	39	7
	295	1,731	8,421	713	4,629	7	289	105	18	28
Unconsolidated entities controlled by Eni
Eni BTC Ltd			169
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	77	1	5					7
Other(*)	20	23	7	4	10		2	4	1
	97	24	181	4	10		2	11	1
	392	1,755	8,602	717	4,639	7	291	116	19	28
Entities controlled by the Government
Enel Group	123	187		19	603		94	70		285
Snam Group	187	351		68	1,153		83	2
Terna Group	35	31		84	122	6	98	56		15
GSE - Gestore Servizi Energetici	69	219		303	6	197	470	211	21	2
Italgas Group	14	180	1		678	3	8	10
Other(*)	50	21		2	27	9	11	4	1	1
	478	989	1	476	2,589	215	764	353	22	303
Pension funds and foundations	1	2				25	1
Groupement Sonatrach – Agip «GSA» e Organe Conjoint des Opérations «OC SH/FCP»	39	145		19	484	27		42
	910	2,891	8,603	1,212	7,712	274	1,056	511	41	331
_________

(€ million)	December 31, 2016			2016
	Receivables and other assets	Payables and other liabilities	Guarantees	Costs			Revenues			Other operating (expense)
Name				Goods	Services	Other	Goods	Services	Other	income
Joint ventures and associates
Agiba Petroleum Co	1	50			156
Saipem Group	64	224	8,094		775	6	9	37	5
Karachaganak Petroleum Operating BV	47	187		573	333	12	7	1	19
Mellitah Oil & Gas BV	7	134		5	472
Petrobel Belayim Petroleum Co	225	532			1,940				2
Unión Fenosa Gas SA			57				93		1
Other(*)	114	25	1	32	113		86	44	13	47
	458	1,152	8,152	610	3,789	18	195	82	40	47
Unconsolidated entities controlled by Eni
Eni BTC Ltd			192
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	69	1	3					2
Other(*)	9	16	51	4	4		6	2	2
	78	17	246	4	4		6	4	2
	536	1,169	8,398	614	3,793	18	201	86	42	47
Entities controlled by the Government
Enel Group	151	254		28	780		88	95	18	182
Snam Group	44	541	1	125	1,902	5	99	14
Terna Group	33	46		60	165	7	61	56		13
GSE - Gestore Servizi Energetici	58	32		206	5	32	344	68	2	5
Italgas Group	54	1			4
Other(*)	43	24			37		62	6
	383	898	1	419	2,893	44	654	239	20	200
Pension funds and foundations		2			4	28
Groupement Sonatrach – Agip «GSA» e Organe Conjoint des Opérations «OC SH/FCP»	176	331		5	413	5		58	12
	1,095	2,400	8,399	1,038	7,103	95	855	383	74	247

Â

(*) Each individual amount included herein was lower than €50 million.
(€ million)	December 31, 2015			2015
	Receivables and other assets	Payables and other liabilities	Guarantees	Costs			Revenues			Other operating (expense)
Name				Goods	Services	Other	Goods	Services	Other	income
Continuing operations
Joint ventures and associates
Agiba Petroleum Co	6	60			187
CEPAV (Consorzio Eni per l’Alta Velocità) Due		1
CEPAV (Consorzio Eni per l’Alta Velocità) Uno			6,122
Karachaganak Petroleum Operating BV	48	171		748	403	8		10
Mellitah Oil & Gas BV	8	16		46	339			19
Petrobel Belayim Petroleum Co	16	183			543
Petromar Lda	2		6
Unión Fenosa Gas SA	1		57							(4)
Other(*)	118	42		27	124	1	60	70	37	(2)
	199	473	6,185	821	1,596	9	60	99	37	(6)
Unconsolidated entities controlled by Eni
Eni México S. de RL de CV			101
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	65	1	9					3
Other(*)	17	19	3	2	2		4	2	2
	82	20	113	2	2		4	5	2
	281	493	6,298	823	1,598	9	64	104	39	(6)
Entities controlled by the Government
Enel Group	138	203			1,063		196	134		90
Snam Group	144	522	3	137	2,014	5	249	24	1
Terna Group	18	42		109	125	14	77	19	29	12
GSE - Gestore Servizi Energetici	44	63		419	5	35	307	43
Other(*)	22	38			56	6	29	1
	366	868	3	665	3,263	60	858	221	30	102
Pension funds and foundations	1	2			4	50
Groupement Sonatrach – Agip «GSA» e Organe Conjoint des Opérations «OC SH/FCP»	185	300			453	12	35	60
	833	1,663	6,301	1,488	5,318	131	957	385	69	96
Discontinued operations
Joint ventures and associates
CEPAV (Consorzio Eni per l’Alta Velocità) Due	60	99	68		101			145
CEPAV (Consorzio Eni per l’Alta Velocità) Uno	9	3			3			1
KWANDA - Suporte Logistico Lda	69	10				5		8
Mellitah Oil & Gas BV	9				7
Petrobel Belayim Petroleum Co	19							86
Petromar Lda	97	16			16			45
Other(*)	14	27		10	54		1	21	1
	277	155	68	10	181	5	1	306	1
Unconsolidated entities controlled by Eni
Other(*)	1	1			2
	1	1			2
Entities controlled by the Government
Snam Group	25	46						36
Other(*)		5			3
	25	51			3			36
Pension funds and foundations						1
	303	207	68	10	186	6	1	342	1
	1,136	1,870	6,369	1,498	5,504	137	958	727	70	96
___________
(*)	Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•	guarantees issued on a pro-quota basis granted to Coral FLNG SA on behalf of the Consortium TJS for the contractual obligations assumed following the award of the EPCIC contract for the construction of a floating gas liquefaction plant (for more information see note 38 — Guarantees, commitments and risks);
•	Eni’s share of expenses incurred to develop oil fields from Agiba Petroleum Co, Karachaganak Petroleum Operating BV, Mellitah Oil & Gas BV, Petrobel Belayim Petroleum Co, Groupement Sonatrach — Agip «GSA», Organe Conjoint des Opérations «OC SH/FCP» and, only for Karachaganak Petroleum Operating BV, purchase of oil products by Eni Trading & Shipping SpA; services charged to Eni’s associates are invoiced on the basis of incurred costs;
•	engineering, construction and drilling services by the Saipem Group mainly for the Exploration& Production segment and guarantees issued by Eni SpA relating to bid bonds and performance bonds;
•	performance guarantees given on behalf of Unión Fenosa Gas SA in relation to contractual commitments related to the results of operations and sales of LNG;
•	a guarantee issued in relation to the construction of an oil pipeline on behalf of Eni BTC Ltd; and
•	services for environmental restoration to Industria Siciliana Acido Fosforico — ISAF SpA (in liquidation).

The most significant transactions with entities controlled by the Italian Government concerned:

•	sale of fuel, sale and purchase of gas, acquisition of power distribution services and fair value of derivative financial instruments with Enel Group;
•	acquisition of natural gas transportation, distribution and storage services with the Snam Group and the Italgas Group on the basis of tariffs set by the Italian Regulatory Authority for Energy, Networks and Environment and purchase and sale of natural gas for granting the balancing of the system on the basis of prices referred to the quotations of the main energy commodities;
•	sale and purchase of electricity, the acquisition of domestic electricity transmission service on the basis of prices referred to the quotations of the main energy commodities, and derivatives on commodities entered to hedge the price risk related to the utilization of transport capacity rights with the Terna Group;
•	sale and purchase of electricity, gas, environmental certificates and sale of oil products with GSE — Gestore Servizi Energetici for the setting-up of a specific stock held by the Organismo Centrale di Stoccaggio Italiano (OCSIT) according to the Legislative Decree No. 249/2012.

Transactions with pension funds and foundation concerned:

•	provisions to pension funds of €34 million; and
•	contributions and service provisions to Eni Foundation of €2 million and to Eni Enrico Mattei Foundation for €4 million.

Financing transactions with related parties

(€ million)
	December 31, 2017			2017
Name	Receivables	Payables	Guarantees	Charges	Gains
Continuing operations
Joint ventures and associates
Coral South FLNG D MCC			1,334
Cardón IV SA	955				86
Angola LNG Ltd			233
Matrìca SpA					9
Shatskmorneftegaz Sarl	101				6
Société Centrale Electrique du Congo SA	66	43
Saipem Group		3	56		13
Coral FLNG SA	56				71
Other(*)	48	49	2	1	5
	1,226	95	1,625	1	190
Unconsolidated entities controlled by Eni
Servizi Fondo Bombole Metano SpA	60	9			1
Eni BTC Ltd		28
Other(*)	1	24
	61	61			1
Entities controlled by the Government
Other(*)		8		3
		8		3
	1,287	164	1,625	4	191
__________
(*)	Each individual amount included herein was lower than €50 million.
(€ million)
	December 31, 2016			2016
Name	Receivables	Payables	Guarantees	Charges	Gains	Income from equity instruments
Continuing operations
Joint ventures and associates
Cardón IV SA	1,054				96
Matrìca SpA	125			93	9
Shatskmorneftegaz Sarl	69			13	4
Société Centrale Electrique du Congo SA	78			18
Unión Fenosa Gas SA		85
Saipem Group			82		43	27
Other(*)	52		2	17	4
	1,378	85	84	141	156	27
Unconsolidated entities controlled by Eni
Eni BTC Ltd		54
Other(*)	46	52		1	1
	46	106		1	1
Entities controlled by the Government
Other(*)				3
				3
	1,424	191	84	145	157	27
___________
(*)	Each individual amount included herein was lower than €50 million.
(€ million)
	December 31, 2015			2015
Name	Receivables	Payables	Guarantees	Charges	Gains
Continuing operations
Joint ventures and associates
Cardón IV SA	1,112				65
Matrìca SpA	209			10	11
Shatskmorneftegaz Sàrl	63			21
Société Centrale Electrique du Congo SA	94
Unión Fenosa Gas SA		90
Other(*)	52	7	12	19	5
	1,530	97	12	50	81
Unconsolidated entities controlled by Eni
Other(*)	51	111			1
	51	111			1
Entities controlled by the Government
Other(*)	27				1
	27				1
	1,608	208	12	50	83
Discontinued operations
Joint ventures and associates
CEPAV (Consorzio Eni per l’Alta Velocità) Due			150
Other(*)	5
	5		150
	1,613	208	162	50	83
__________
(*)	Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•	a bank debt guarantee issued on behalf of Coral South FLNG DMCC (for more information see note 38 — Guarantees, commitments and risks);
•	financing loans granted to Cardón IV SA for the exploration and development activities of a gas field in Venezuela;
•	bank debt guarantees issued on behalf of Angola LNG Ltd;
•	financing loans, which were completely written down, granted to Matrìca SpA in relation to the “Green Chemistry” project at the Porto Torres plant;
•	financing loans granted to Shatskmorneftegaz Sàrl for the exploration activity of in the Black Sea and to Société Centrale Electrique du Congo SA for the construction of an electric plant in Congo;
•	residual bank debt guarantees issued on behalf of Saipem Group;
•	financing loans granted to Coral FLNG SA for the construction of a floating gas liquefaction plant in the Area 4 in Mozambique (for more information see note 38 – Guarantees, commitments and risks);
•	financing loans granted to Servizi Fondo Bombole Metano SpA for operating activities;
•	a cash deposit at Eni’s financial companies on behalf of Eni BTC Ltd.

Financial charges to related parties do not include impairments of financial receivables of € 242 million.

Impact of transactions and positions with related parties on the balance sheet, profit and loss account and statement of cash flows

The impact of transactions and positions with related parties on the balance sheet consisted of the following:

	December 31, 2017			December 31, 2016
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %
Trade and other receivables	15,737	907	5.76	17,593	1,100	6.25
Other current assets	1,573	30	1.91	2,591	57	2.20
Other non-current financial assets	1,675	1,214	72.48	1,860	1,349	72.53
Other non-current assets	1,323	46	3.48	1,348	13	0.96
Current financial liabilities	2,242	164	7.31	3,396	191	5.62
Trade and other payables	16,748	2,808	16.77	16,703	2,289	13.70
Other current liabilities	1,515	60	3.96	2,599	88	3.39
Other non-current liabilities	1,479	23	1.56	1,768	23	1.30

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2017			2016			2015
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Continuing operations
Net sales from operations	66,919	1,567	2.34	55,762	1,238	2.22	72,286	1,342	1.86
Other income and revenues	4,058	41	1.01	931	74	7.95	1,252	69	5.51
Purchases, services and other	(52,461)	(9,164)	17.47	(44,124)	(8,212)	18.61	(56,848)	(6,882)	12.11
Payroll and related costs	(2,951)	(34)	1.15	(2,994)	(24)	0.80	(3,119)	(55)	1.76
Other operating (expense) income	(32)	331	—	16	247	—	(485)	96	—
Financial income	3,924	191	4.87	5,850	157	2.69	8,635	83	0.96
Financial expense	(5,886)	(4)	0.07	(6,232)	(145)	2.33	(10,104)	(50)	0.49
Derivative financial instruments	837			(482)	27	—	160
Discontinued operations
Total revenues							10,277	344	3.35
Total costs							(12,199)	(202)	1.66

Main cash flows with related parties are provided below:

(€ million)	2017	2016	2015
Revenues and other income	1,608	1,312	1,411
Costs and other expenses	(5,360)	(5,623)	(5,786)
Other operating income (loss)	331	247	96
Net change in trade and other receivables and liabilities	391	182	105
Net interests	187	133	82
Net cash provided from operating activities - Continuing operations	(2,843)	(3,749)	(4,092)
Net cash provided from operating activities - Discontinued operations			126
Net cash provided from operating activities	(2,843)	(3,749)	(3,966)
Capital expenditure in tangible and intangible assets	(3,838)	(2,613)	(1,151)
Disposal of investments		463
Net change in accounts payable and receivable in relation to investments	425	252	(238)
Change in financial receivables	298	5,650	(194)
Net cash used in investing activities	(3,115)	3,752	(1,583)
Change in financial liabilities	(16)	(192)	13
Net cash used in financing activities	(16)	(192)	13
Total financial flows to related parties	(5,974)	(189)	(5,536)

The impact of cash flows with related parties consisted of the following:

	2017			2016			2015
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Cash provided from operating activities	10,117	(2,843)	—	7,673	(3,749)	—	11,649	(3,966)	—
Cash used in investing activities	(3,768)	(3,115)	82.67	(4,443)	3,752	—	(10,923)	(1,583)	14.49
Cash used in financing activities	(4,595)	(16)	0.35	(3,651)	(192)	5.26	(1,351)	13	—